Fees Summary	Jul. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,411,000.00
Previously Paid Amount	0.00
Total Fee Amount	369.12
Total Offset Amount	0.00
Net Fee	369.12
Narrative - Max Aggregate Offering Price	$ 2,411,000.00
Final Prospectus	true